Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net Loss	$ (14,196)	(85,943)	(50,084)	(340,410)
Adjustments to reconcile net loss to net cash used in operating activities:
Goodwill impairment	3,367	20,384	10,755	30,614
Net change in fair value	(3,646)	(22,069)	(11,989)	(25,716)
Depreciation and amortization	3,882	23,498	28,246	34,629
Allowance for doubtful accounts	2,425	14,681	12,129	14,343
Effects of foreign currency exchange loss	19	113	19	5,713
Share-based compensation	40	242	3,465	3,234
Deferred tax assets and liabilities	(929)	(5,621)	(5,771)	(395)
Share of associates' income	(343)	(2,074)	(2,547)	(2,496)
Loss on disposal of equipment and leasehold improvement	835	5,056	5,598	16,098
Changes in operating assets and liabilities:
Accounts receivable	(1,200)	(7,266)	(91,326)	(60,834)
Amount due from related parties	(5)	(32)	(39)	1,639
Interest receivable	86	521	(225)	341
Receipt of loan principals	16,454	99,605
Issuance/repurchase of loan	(17,778)	(107,625)
Prepaid expenses and other current assets	(531)	(3,214)	(3,896)	13,727
Other non-current assets	237	1,437	3,297	6,284
Accounts payable	(293)	(1,774)	4,478	1,433
Amount due to related parties	2	10	6	5
Accrued expenses and other current liabilities	3,981	24,104	67,023	(10,780)
Deferred revenue	1,878	11,370	766	(1,259)
Long-term deposits payable	7	41	(1,639)	(1,136)
Net cash used in operating activities	(5,708)	(34,556)	(31,734)	(314,966)
Cash flows from investing activities:
Decrease in Restricted cash	149	904	447	949
Placement/rollover of matured time deposits				(139,415)
Proceeds from maturity of time deposit				259,415
Purchases of equipment and leasehold improvement	(2,900)	(17,553)	(8,119)	(37,768)
Loan issuance	(19,892)	(120,420)	(98,053)	(72,070)
Receipt of loan principals	19,162	115,998	100,560	46,950
Business combinations, net of cash acquired	(988)	(5,979)		(26,587)
Purchase of equity investment				(1,900)
Net cash (used in) provided by investing activities	(4,469)	(27,050)	(5,165)	29,574
Cash flows from financing activities:
Share repurchases				(15,332)
Restricted cash-customers deposits	644	3,897	(7,486)	19,216
Payment of initial public offering costs				(1,315)
Proceeds from issuance of ordinary shares upon exercise of share options	31	185		583
Capital contributions from non-controlling interests				2,550
Transfer of loans	12,285	74,370
Repurchase of loans	(10,266)	(62,143)
Net cash (used in) provided by financing activities	2,694	16,309	(7,486)	5,702
Effects of foreign exchange rate changes on cash and cash equivalents	(23)	(141)	(17)	(5,507)
Net decrease in cash and cash equivalents	(7,506)	(45,438)	(44,402)	(285,197)
Cash and cash equivalents at the beginning of the year	31,559	191,048	235,450	520,647
Cash and cash equivalents at the end of the year	24,053	145,610	191,048	235,450
Supplemental schedule of non-cash activities
Consideration payable for business combination	929	5,623	33,774	44,227
Supplemental disclosure of cash flow information
Income tax paid	$ 62	378	594	2,496